RELATED PARTY TRANSACTIONS - Consolidated Statements of Changes in Equity (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
RELATED PARTY TRANSACTIONS
Net movement in equity	€ 37	€ 2,409
Vendors of Wild Streak
RELATED PARTY TRANSACTIONS
Shares to be issued		(3,491)
Share capital		3,491
Vendors of Spin
RELATED PARTY TRANSACTIONS
Share capital		2,139
Shareholders, Key Management Personnel and Members
RELATED PARTY TRANSACTIONS
Share capital	817	2,968
Contributed surplus	€ (780)	€ (2,698)